Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the “compensation actually paid” (“CAP”) to our current and former principal executive officers (“PEOs”) and our non-PEO named executive officers (“Non-PEO NEOs”) and certain aspects of our financial performance for the fiscal years ended December 31, 2023, 2022 and 2021.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return: Value of Initial $100 Investment (5)	Net Income (6)
2023	$2,547,047	$1,096,517	$1,200,561	$654,974	$6	($58,625,000)
2022	$4,125,172	$1,020,990	$1,736,422	$124,911	$19	($25,557,000)
2021	$10,199,584	$39,004,877	$4,143,110	$16,274,421	$79	($64,672,000)

(1)	Ryan Steelberg served as our PEO for the entirety of 2023. Chad Steelberg served as our PEO for the entirety of 2021 and 2022. Our Non-PEO NEOs for the applicable years were as follows:

•	2023: Michael Zemetra

•	2022: Ryan Steelberg and Michael Zemetra

•	2021: Ryan Steelberg and Michael Zemetra

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable years for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable years for our Non-PEO NEOs.

(3)
Amounts reported in this column represent CAP to our PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the PEO for 2023 to determine CAP for 2023:

	PEO	2023
	Summary Compensation Table - Total Compensation	$2,547,047
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,872,066
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$286,043
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$135,759
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$1,096,517
Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
Amounts reported in this column represent CAP to our Non-PEO NEOs, based on their average total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the Non-PEO NEOs for 2023 to determine CAP for 2023:

	Non-PEO NEO Average	2023
	Summary Compensation Table - Total Compensation		$1,200,561
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year		$711,332
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year		$180,108
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-	$27,133
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		$12,770
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		$0
=	Compensation Actually Paid		$654,974
Please see footnote 1 for the Non-PEO NEOs included in the average for 2023. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Ryan Steelberg served as our PEO for the entirety of 2023. Chad Steelberg served as our PEO for the entirety of 2021 and 2022. Our Non-PEO NEOs for the applicable years were as follows:

•	2023: Michael Zemetra

•	2022: Ryan Steelberg and Michael Zemetra

•	2021: Ryan Steelberg and Michael Zemetra

Peer Group Issuers, Footnote	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 2,547,047	$ 4,125,172	$ 10,199,584
PEO Actually Paid Compensation Amount	$ 1,096,517	1,020,990	39,004,877
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent CAP to our PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the PEO for 2023 to determine CAP for 2023:

	PEO	2023
	Summary Compensation Table - Total Compensation	$2,547,047
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,872,066
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$286,043
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$135,759
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$1,096,517

Non-PEO NEO Average Total Compensation Amount	$ 1,200,561	1,736,422	4,143,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 654,974	124,911	16,274,421
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent CAP to our Non-PEO NEOs, based on their average total compensation reported in the Summary Compensation Table for the indicated fiscal years and certain adjustments required by Item 402(v) of Regulation S-K. The following adjustments were made to the reported total compensation of the Non-PEO NEOs for 2023 to determine CAP for 2023:

	Non-PEO NEO Average	2023
	Summary Compensation Table - Total Compensation		$1,200,561
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year		$711,332
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year		$180,108
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-	$27,133
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		$12,770
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		$0
=	Compensation Actually Paid		$654,974

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 6	19	79
Net Income (Loss)	$ (58,625,000)	$ (25,557,000)	$ (64,672,000)
PEO Name	Ryan Steelberg	Chad Steelberg	Chad Steelberg
PEO | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,872,066
PEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,043
PEO | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,759
PEO | Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,332
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,108
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,133)
Non-PEO NEO | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,770
Non-PEO NEO | Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0